Share-Based Payment - Additional Information (Details) € / shares in Units, € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 EUR (€)	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 EUR (€)	Sep. 30, 2023 kr / shares	Sep. 30, 2023 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share nominal value | kr / shares					kr 1
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options						€ 6.48
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options						€ 145.5
Profit Loss [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation costs | €	€ 17.2	€ 13.5	€ 50.8	€ 50.3